Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commissions paid to related party	$ 109,186	$ 85,701
Vessel operating expenses, related party	68,139	57,839
Other general and administrative expenses, related party	$ 500,000	$ 500,000